Shareholders’ Equity - Summary of Employee Share Option Plan (Details)	12 Months Ended
Dec. 31, 2021 $ / shares $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Number outstanding (shares) | shares	8,679,508
Options outstanding, Weighted average exercise price (per share)	$ 19.98
Options outstanding, Weighted average remaining contractual life	3 years 6 months 7 days
Options exercisable, Number exercisable (shares) | shares	4,435,287
Options exercisable, Weighted average exercise price (per share)	$ 20.72
Options exercisable, Weighted average remaining contractual life	2 years 9 months
$14.52 to $18.00
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 14.52
Options outstanding, Exercise price range, Upper limit (per share)	$ 18.00
Options outstanding, Number outstanding (shares) | shares	2,055,551
Options outstanding, Weighted average exercise price (per share)	$ 15.31
Options outstanding, Weighted average remaining contractual life	3 years 29 days
Options exercisable, Number exercisable (shares) | shares	1,821,156
Options exercisable, Weighted average exercise price (per share)	$ 15.07
Options exercisable, Weighted average remaining contractual life	3 years 10 days
$18.01 to $25.08
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 18.01
Options outstanding, Exercise price range, Upper limit (per share)	$ 25.08
Options outstanding, Number outstanding (shares) | shares	5,325,569
Options outstanding, Weighted average exercise price (per share)	$ 19.29
Options outstanding, Weighted average remaining contractual life	4 years 2 months 19 days
Options exercisable, Number exercisable (shares) | shares	1,396,838
Options exercisable, Weighted average exercise price (per share)	$ 19.60
Options exercisable, Weighted average remaining contractual life	3 years 8 months 4 days
$25.09 to $37.86
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 25.09
Options outstanding, Exercise price range, Upper limit (per share)	$ 37.86
Options outstanding, Number outstanding (shares) | shares	1,298,388
Options outstanding, Weighted average exercise price (per share)	$ 30.21
Options outstanding, Weighted average remaining contractual life	1 year 4 months 9 days
Options exercisable, Number exercisable (shares) | shares	1,217,293
Options exercisable, Weighted average exercise price (per share)	$ 30.48
Options exercisable, Weighted average remaining contractual life	1 year 3 months 10 days